Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31,
	2017	2018
	RMB	RMB	US$
Prepayments	125,317	188,481	27,413
Rental and other deposits	24,804	6,646	967
Interest receivable	3,462	8,030	1,168
Staff advances	7,496	5,444	792
Receivables from third-party payment platform	14,757	5,793	843
Other receivables	10,287	35,583	5,175

	186,123	249,977	36,358